VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

November 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Partners, Inc.

(File Nos. 333-32575 and 811-08319)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 66 (“Amendment”) to the Registration Statement of Voya Partners, Inc. (“Registrant”).  This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended and shall become effective on February 9, 2015.  The Registrant is filing the Amendment for the purpose of registering two new series of the Registrant — Voya Solution 2060 Portfolio and Voya Index Solution 2060 Portfolio.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:  Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP